UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/29
Date of reporting period:	8/31/2012

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Research Growth
Fund, Inc.

SEMIANNUAL REPORT August 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
32	Proxy Results
33	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Research Growth Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Research Growth Fund, Inc., covering the six-month period from March 1, 2012, through August 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities remained volatile over the past six months, as prices rose and fell according to investors’ changing expectations of global and domestic economic conditions. When viewed over a longer time frame, however, the pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even U.S. employment numbers, which have been volatile over short periods, averaged slightly better than 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment.As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of February 29, 2012, through August 31, 2012, as provided by Elizabeth Slover, Barry Mills and David Sealy, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended August 31, 2012, Dreyfus Research Growth Fund’s Class A shares produced a total return of 2.90%, Class C shares returned 2.48%, Class I shares returned 2.96% and Class Z shares returned 2.94%.1 In comparison, the fund’s benchmark, the Russell 1000 Growth Index (the “Index”), produced a total return of 3.17% over the same period.2

Changing economic sentiment fueled heightened market volatility as declines during the spring of 2012 were offset by gains at other times during the reporting period.The fund produced lower returns than its benchmark, mainly due to mild shortfalls in the consumer staples, energy and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of its benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Developments Fueled Market Volatility

The reporting period began in the midst of a strong rally among U.S. stocks fueled by employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks, and they turned their focus from macroeconomic events to company fundamentals.

However, these positive influences were called into question in the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered political resistance.These headwinds caused most stock market averages, including the Russell 1000 Growth Index, to fall over the second quarter of the year. However, the summer saw more encouraging economic data, and the Index ended the reporting period on a positive note.

Stock Selections Produced Mixed Results

The fund’s relative performance was undermined by disappointing stock selection in the consumer staples sector, where household goods giant Procter & Gamble lost market share and reduced future earnings guidance, and Energizer Holdings stumbled due to uncertainty surrounding a company-wide operational review.Among energy stocks, several equipment and services providers were hurt by falling crude oil prices, including ENSCO, Cameron International and National-Oilwell Varco. Finally, machinery producers Caterpillar and Eaton in the industrials sector were impacted by increased concerns regarding lower demand stemming from slowing economic growth in the emerging markets.

The fund achieved stronger relative results in the consumer discretionary sector. Apparel maker Under Armour reported better-than-expected earnings as product innovation drove revenues higher, retailer Ross Stores saw sales increase as favorable weather conditions positively influenced sales of seasonal categories, Home Depot benefited from improving housing markets and strong operational execution, and Amazon.com reported stronger media sales during the reporting period.

Among information technology stocks, software developers Red Hat and Oracle moved higher as the trends toward cloud computing and software-as-a-service continued to gain momentum, and semiconductor maker Skyworks Solutions benefited from greater adoption of the smartphones containing its microchips. In the materials sector, lower input costs helped boost the earnings of paint manufacturer PPG Industries and plastics producer Eastman Chemical, while Monsanto climbed in anticipation of higher seed sales in the wake of this year’s droughts.

Positioned for Continued Growth

With macroeconomic uncertainties regarding growth prospects weighing on equity markets in the United States, Europe, China and other key areas, prospects for continued volatility remain high. Nevertheless, stocks of many large cap U.S. companies with strong fundamentals and solid growth potential appear attractively valued. Despite recent macro headline risks, we continue to utilize a long-term view and remain focused on the strategy’s disciplined research-driven investment approach.

September 17, 2012

Please note the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — The Russell 1000 Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Growth Fund, Inc. from March 1, 2012 to August 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$5.78	$9.59	$4.50	$5.27
Ending value (after expenses)	$1,029.00	$1,024.80	$1,029.60	$1,029.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$5.75	$9.55	$4.48	$5.24
Ending value (after expenses)	$1,019.51	$1,015.73	$1,020.77	$1,020.01

† Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.88% for Class C, .88% for Class I
and 1.03% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
August 31, 2012 (Unaudited)

Common Stocks—98.3%	Shares		Value ($)
Automobiles & Components—1.4%
Delphi Automotive	272,800		8,263,112
Johnson Controls	196,260		5,340,235
			13,603,347
Capital Goods—6.9%
Caterpillar	206,720		17,639,418
Danaher	252,110		13,505,533
Eaton	289,020	[a]	12,924,974
Fluor	240,240		12,372,360
Precision Castparts	78,210		12,598,067
			69,040,352
Consumer Durables & Apparel—1.9%
PVH	97,360		9,142,104
Under Armour, Cl. A	175,430	[a,b]	10,211,780
			19,353,884
Consumer Services—2.5%
Las Vegas Sands	173,910		7,372,045
Royal Caribbean Cruises	224,690		6,071,124
Starbucks	225,460		11,185,071
			24,628,240
Diversified Financials—3.0%
Discover Financial Services	290,440		11,248,741
IntercontinentalExchange	35,290	[b]	4,824,143
Moody’s	176,980		7,008,408
T. Rowe Price Group	111,440		6,846,874
			29,928,166
Energy—5.0%
EOG Resources	153,110		16,581,813
Exxon Mobil	84,200		7,350,660
National Oilwell Varco	96,700		7,619,960
Schlumberger	254,580		18,426,500
			49,978,933
Food & Staples Retailing—3.8%
Kroger	112,400		2,504,272
Wal-Mart Stores	280,060		20,332,356
Whole Foods Market	155,640		15,058,170
			37,894,798

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—7.9%
Coca-Cola Enterprises	402,740		11,892,912
Dr. Pepper Snapple Group	72,700		3,257,687
Kraft Foods, Cl. A	272,190		11,304,051
PepsiCo	330,760		23,956,947
Philip Morris International	315,280		28,154,504
			78,566,101
Health Care Equipment & Services—3.6%
Cerner	98,520	[b]	7,205,753
McKesson	147,230		12,825,205
St. Jude Medical	184,040		6,949,350
WellCare Health Plans	116,740	[b]	6,617,991
WellPoint	37,400		2,239,138
			35,837,437
Materials—4.2%
Eastman Chemical	221,980		12,266,615
Monsanto	198,230		17,267,815
PPG Industries	106,760		11,745,735
			41,280,165
Media—2.0%
News, Cl. A	361,950		8,466,010
Viacom, Cl. B	218,310		10,917,683
			19,383,693
Pharmaceuticals, Biotech &
Life Sciences—9.7%
Agilent Technologies	165,420		6,147,007
Alexion Pharmaceuticals	63,880	[b]	6,848,575
Allergan	104,240		8,978,191
Amgen	34,300		2,878,456
Biogen Idec	74,350	[b]	10,898,966
Bristol-Myers Squibb	334,160		11,030,622
Eli Lilly & Co.	69,700		3,130,227
Gilead Sciences	241,700	[b]	13,943,673
Merck & Co.	206,090		8,872,174

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Perrigo	41,580		4,572,553
United Therapeutics	32,000	[b]	1,731,840
Vertex Pharmaceuticals	129,280	[b]	6,894,502
Watson Pharmaceuticals	128,010	[b]	10,413,614
			96,340,400
Retailing—9.5%
Amazon.com	81,370	[b]	20,198,475
Dick’s Sporting Goods	111,140		5,530,326
Dollar General	135,280	[b]	6,908,750
Home Depot	305,150		17,317,262
Limited Brands	139,360		6,772,896
Macy’s	217,360		8,761,782
Nordstrom	120,180		6,950,009
O’Reilly Automotive	37,200	[b]	3,160,140
Priceline.com	17,000	[b]	10,277,690
Ross Stores	118,720		8,214,237
			94,091,567
Semiconductors & Semiconductor
Equipment—5.3%
Analog Devices	291,440		11,581,826
Broadcom, Cl. A	335,170	[b]	11,908,590
Skyworks Solutions	193,400	[b]	5,890,964
Texas Instruments	552,500		16,044,600
Xilinx	204,720		6,942,055
			52,368,035
Software & Services—15.3%
Activision Blizzard	180,000		2,116,800
Citrix Systems	121,300	[b]	9,423,797
Google, Cl. A	45,716	[b]	31,319,574
International Business Machines	17,900		3,487,815
Intuit	185,590		10,864,439
LinkedIn, Cl. A	81,410	[b]	8,735,293

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
MasterCard, Cl. A	32,420		13,710,418
Microsoft	168,101		5,180,873
Oracle	961,660		30,436,539
Paychex	224,770		7,475,850
Red Hat	197,300	[b]	11,056,692
Salesforce.com	52,310	[b]	7,594,366
Teradata	72,330	[b]	5,524,565
VMware, Cl. A	61,240	[b]	5,452,810
			152,379,831
Technology Hardware &
Equipment—13.2%
Apple	135,113		89,882,572
EMC	494,440	[b]	12,998,828
QUALCOMM	466,120		28,647,735
			131,529,135
Transportation—3.1%
FedEx	137,280		12,029,846
Union Pacific	158,240		19,216,666
			31,246,512
Total Common Stocks
(cost $793,743,538)			977,450,596

Other Investment—1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,663,971)	13,663,971	[c]	13,663,971

Investment of Cash Collateral
for Securities Loaned—2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,145,134)	21,145,134 [c]	21,145,134

Total Investments (cost $828,552,643)	101.8%	1,012,259,701
Liabilities, Less Cash and Receivables	(1.8%)	(18,084,550)
Net Assets	100.0%	994,175,151

a Security, or portion thereof, on loan.At August 31, 2012, the value of the fund’s securities on loan was
$20,823,079 and the value of the collateral held by the fund was $21,145,134.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	15.3	Food & Staples Retailing	3.8
Technology Hardware & Equipment	13.2	Health Care Equipment & Services	3.6
Pharmaceuticals, Biotech &		Money Market Investments	3.5
Life Sciences	9.7	Transportation	3.1
Retailing	9.5	Diversified Financials	3.0
Food, Beverage & Tobacco	7.9	Consumer Services	2.5
Capital Goods	6.9	Media	2.0
Semiconductors &		Consumer Durables & Apparel	1.9
Semiconductor Equipment	5.3	Automobiles & Components	1.4
Energy	5.0
Materials	4.2		101.8

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,823,079)—Note 1(b):
Unaffiliated issuers	793,743,538	977,450,596
Affiliated issuers	34,809,105	34,809,105
Cash		227,959
Receivable for shares of Common Stock subscribed		3,671,559
Dividends and securities lending income receivable		1,061,562
Prepaid expenses		116,048
		1,017,336,829
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		882,524
Liability for securities on loan—Note 1(b)		21,145,134
Payable for shares of Common Stock redeemed		775,994
Accrued expenses		358,026
		23,161,678
Net Assets ($)		994,175,151
Composition of Net Assets ($):
Paid-in capital		1,136,285,237
Accumulated undistributed investment income—net		867,870
Accumulated net realized gain (loss) on investments		(326,685,014)
Accumulated net unrealized appreciation
(depreciation) on investments		183,707,058
Net Assets ($)		994,175,151

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	509,064,950	89,219,185	49,184,780	346,706,236
Shares Outstanding	50,069,541	9,012,576	4,806,605	33,616,627
Net Asset Value Per Share ($)	10.17	9.90	10.23	10.31

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,558,230
Affiliated issuers	4,016
Income from securities lending—Note 1(b)	9,802
Total Income	6,572,048
Expenses:
Management fee—Note 3(a)	3,672,868
Shareholder servicing costs—Note 3(c)	1,770,184
Distribution fees—Note 3(b)	332,778
Prospectus and shareholders’ reports	109,301
Professional fees	57,968
Registration fees	49,643
Directors’ fees and expenses—Note 3(d)	47,467
Custodian fees—Note 3(c)	44,138
Loan commitment fees—Note 2	4,853
Interest expense—Note 2	149
Miscellaneous	18,017
Total Expenses	6,107,366
Less—reduction in expenses due to undertaking—Note 3(a)	(402,849)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,776)
Net Expenses	5,702,741
Investment Income—Net	869,307
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	22,457,483
Net unrealized appreciation (depreciation) on investments	3,519,673
Net Realized and Unrealized Gain (Loss) on Investments	25,977,156
Net Increase in Net Assets Resulting from Operations	26,846,463

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2012	Year Ended
	(Unaudited)	February 29, 2012
Operations ($):
Investment income—net	869,307	1,472,987
Net realized gain (loss) on investments	22,457,483	15,155,808
Net unrealized appreciation
(depreciation) on investments	3,519,673	46,835,037
Net Increase (Decrease) in Net Assets
Resulting from Operations	26,846,463	63,463,832
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(829,484)	(221,482)
Class C Shares	(84,959)	(4,314)
Class I Shares	(104,002)	(39,883)
Class Z Shares	(453,148)	(644,595)
Total Dividends	(1,471,593)	(910,274)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	37,836,024	58,039,529
Class C Shares	2,091,215	2,572,236
Class I Shares	23,427,732	39,065,386
Class Z Shares	2,775,766	6,829,247
Net assets received in connection
with reorganization—Note 1	—	657,623,156
Dividends reinvested:
Class A Shares	790,288	220,262
Class C Shares	75,264	4,068
Class I Shares	100,650	39,704
Class Z Shares	416,541	614,804
Cost of shares redeemed:
Class A Shares	(49,508,684)	(33,997,239)
Class C Shares	(6,836,292)	(2,522,951)
Class I Shares	(9,408,918)	(20,578,026)
Class Z Shares	(14,737,374)	(26,828,404)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,977,788)	681,081,772
Total Increase (Decrease) in Net Assets	12,397,082	743,635,330
Net Assets ($):
Beginning of Period	981,778,069	238,142,739
End of Period	994,175,151	981,778,069
Undistributed investment income—net	867,870	1,470,156

	Six Months Ended
	August 31, 2012	Year Ended
	(Unaudited)	February 29, 2012
Capital Share Transactions:
Class A
Shares sold	3,791,848	6,288,627
Shares issued in connection
with reorganization—Note 1	—	45,175,947
Shares issued for dividends reinvested	83,188	23,064
Shares redeemed	(5,017,432)	(3,705,552)
Net Increase (Decrease) in Shares Outstanding	(1,142,396)	47,782,086
Class C
Shares sold	218,218	287,078
Shares issued in connection
with reorganization—Note 1	—	9,429,462
Shares issued for dividends reinvested	8,128	433
Shares redeemed	(711,177)	(273,399)
Net Increase (Decrease) in Shares Outstanding	(484,831)	9,443,574
Class I
Shares sold	2,304,155	3,930,937
Shares issued in connection
with reorganization—Note 1	—	1,097,243
Shares issued for dividends reinvested	10,528	4,140
Shares redeemed	(957,751)	(2,081,728)
Net Increase (Decrease) in Shares Outstanding	1,356,932	2,950,592
Class Z
Shares sold	278,578	726,510
Shares issued in connection
with reorganization—Note 1	—	16,507,215
Shares issued for dividends reinvested	43,254	63,575
Shares redeemed	(1,472,884)	(2,880,830)
Net Increase (Decrease) in Shares Outstanding	(1,151,052)	14,416,470

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
August 31, 2012				Year Ended February 28/29,
Class A Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	9.90		9.70	7.45	4.94	6.74
Investment Operations:
Investment income (loss)—net[b]	.01		.03	.02	(.02)	.01
Net realized and unrealized
gain (loss) on investments	.28		.21	2.24	2.57	(1.81)
Total from Investment Operations	.29		.24	2.26	2.55	(1.80)
Distributions:
Dividends from
investment income—net	(.02)		(.04)	(.01)	(.04)	—
Net asset value, end of period	10.17		9.90	9.70	7.45	4.94
Total Return (%)[c]	2.90	[d]	2.49	30.37	51.85	(29.83)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25	[e]	1.29	1.36	1.56	1.59	[e]
Ratio of net expenses
to average net assets	1.13	[e]	1.18	1.36	1.55	1.57	[e]
Ratio of net investment income
(loss) to average net assets	.20	[e]	.34	.34	(.28)	.27	[e]
Portfolio Turnover Rate	31.03	[d]	88.07	101.09	133.67	162.04
Net Assets, end of period
($ x 1,000)	509,065		506,862	33,263	401	30

a	From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
August 31, 2012				Year Ended February 28/29,
Class C Shares	(Unaudited)		2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	9.67		9.54	7.40	4.92	6.74
Investment Operations:
Investment (loss)—net[b]	(.03)		(.04)	(.06)	(.07)	(.01)
Net realized and unrealized
gain (loss) on investments	.27		.20	2.20	2.55	(1.81)
Total from Investment Operations	.24		.16	2.14	2.48	(1.82)
Distributions:
Dividends from
investment income—net	(.01)		(.03)	—	—	—
Net asset value, end of period	9.90		9.67	9.54	7.40	4.92
Total Return (%)[c]	2.48	[d]	1.73	28.92	50.41	(30.11)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.98	[e]	2.07	2.32	2.73	2.24 [e]
Ratio of net expenses
to average net assets	1.88	[e]	1.97	2.32	2.72	2.22 [e]
Ratio of net investment
(loss) to average net assets	(.55)[e]		(.51)	(.77)	(1.33)	(.53)[e]
Portfolio Turnover Rate	31.03	[d]	88.07	101.09	133.67	162.04
Net Assets, end of period
($ x 1,000)	89,219		91,805	514	16	35

a	From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
August 31, 2012				Year Ended February 28/29,
Class I Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	9.96		9.73	7.46	4.94	6.74
Investment Operations:
Investment income (loss)—net[b]	.02		.05	.04	(.02)	.01
Net realized and unrealized
gain (loss) on investments	.27		.22	2.25	2.58	(1.81)
Total from Investment Operations	.29		.27	2.29	2.56	(1.80)
Distributions:
Dividends from
investment income—net	(.02)		(.04)	(.02)	(.04)	—
Net asset value, end of period	10.23		9.96	9.73	7.46	4.94
Total Return (%)	2.96	[c]	2.81	30.87	51.90	(29.83)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[d]	1.01	1.00	1.62	1.35	[d]
Ratio of net expenses
to average net assets	.88	[d]	.91	1.00	1.61	1.33	[d]
Ratio of net investment income
(loss) to average net assets	.45	[d]	.56	.58	(.29)	.46	[d]
Portfolio Turnover Rate	31.03	[c]	88.07	101.09	133.67	162.04
Net Assets, end of period
($ x 1,000)	49,185		34,344	4,857	11	7

a	From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
August 31, 2012				Year Ended February 28/29,
Class Z Shares	(Unaudited)		2012	2011	2010	2009 [a]	2008
Per Share Data ($):
Net asset value,
beginning of period	10.03		9.80	7.50	4.94	8.31	8.88
Investment Operations:
Investment income—net[b]	.02		.04	.04	.01	.03	.05
Net realized and unrealized
gain (loss) on investments	.27		.22	2.27	2.58	(3.24)	.34
Total from Investment Operations	.29		.26	2.31	2.59	(3.21)	.39
Distributions:
Dividends from
investment income—net	(.01)		(.03)	(.01)	(.03)	(.01)	(.05)
Dividends from net realized
gain on investments	—		—	—	—	(.15)	(.91)
Total Distributions	(.01)		(.03)	(.01)	(.03)	(.16)	(.96)
Net asset value, end of period	10.31		10.03	9.80	7.50	4.94	8.31
Total Return (%)	2.94	[c]	2.69	30.85	52.63	(39.42)	3.49
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	[d]	1.05	1.00	1.19	1.09	.98
Ratio of net expenses
to average net assets	1.03	[d]	1.03	1.00	1.18	1.09	.98
Ratio of net investment income
to average net assets	.30	[d]	.43	.52	.14	.41	.49
Portfolio Turnover Rate	31.03	[c]	88.07	101.09	133.67	162.04	106.41
Net Assets, end of period
($ x 1,000)	346,706		348,767	199,509	158,857	111,920	200,752

a The fund changed to a multiple class fund on September 30, 2008. The existing shares were redesignated as
Class Z shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on November 14, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Funds, Inc. – Dreyfus Equity Growth Fund (“Equity Growth”), were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A, Class C, and Class I shares of Equity Growth received Class A, Class C and Class I of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Equity Growth at the time of the exchange. Shareholders of Class B shares of Equity Growth received Class A shares of the fund and shareholders of Class F shares of Equity Growth received Class Z shares of the fund, in each case in an amount equal to the aggregate net asset value of their investment in Equity Growth at the time of the exchange. The exchange ratio for each class was as follows: Class A—.65 to 1, Class B—.60 to 1, Class C—.61 to 1, Class I—.65 to 1 and Class F—.66 to 1. The net asset value of the fund’s shares on the close of business November 14, 2011, after the reorganization was $9.10 for Class A, $8.91 for Class C, $9.15 for Class I and $9.22 for Class Z shares, and a total of 18,700,276 Class A shares, 266,569 Class C shares, 342,980 Class I shares and 16,507,215 Class Z shares were issued to shareholders of Equity Growth in the exchange.

As of the close of business on January 11, 2012, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Manager Funds I – Dreyfus Research Core Fund (“Research Core”), were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A, Class C and Class I shares of Research Core received Class A, Class C and Class I shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Research Core at the time of the exchange. Shareholders of Class B shares of Research Core received Class A shares of the fund, in the amount equal to the aggregate net asset value of their investment in Research Core at the time of the exchange.The exchange ratio for each class was as follows: Class A—2.81 to 1, Class B—2.56 to 1, Class C—2.62 to 1, Class I—2.97 to 1.The net asset value of the fund’s shares on the close of business January 11, 2012, after the reorganization was $9.09 for Class A, $8.89 for Class C and $9.14 for Class I shares, and a total of 17,144,249 Class A shares, 6,003,877 Class C shares and 424,257 Class I shares were issued to shareholders of Research Core in the exchange.

As of the close of business on January 12, 2012, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Manager Funds I – Dreyfus Alpha Growth Fund (“Alpha Growth”), were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A, Class C and Class I shares of Alpha Growth received Class A, Class C and Class I shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Alpha Growth at the time of the exchange. Shareholders of Class B shares of Alpha

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Growth received Class A shares of the fund, in the amount equal to the aggregate net asset value of their investment in Alpha Growth at the time of the exchange.The exchange ratio for each class was as follows: Class A—2.20 to 1, Class B—2.02 to 1, Class C—2.09 to 1, Class I—2.20 to 1.The net asset value of the fund’s shares on the close of business January 12, 2012, after the reorganization was $9.15 for Class A, $8.94 for Class C and $9.20 for Class I shares, and a total of 9,331,422 Class A shares, 3,159,016 Class C shares and 330,006 Class I shares were issued to shareholders of Alpha Growth in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	977,450,596	—	—	977,450,596
Mutual Funds	34,809,105	—	—	34,809,105

†	See Statement of Investments for additional detailed categorizations.

At August 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended August 31, 2012, The Bank of New York Mellon earned $4,201 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period August 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	2/29/2012	($)	Purchases ($)	Sales ($)	8/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,663,103		125,133,017	114,132,149	13,663,971		1.4
Dreyfus
Institutional
Cash
Advantage
Fund	6,168,612		71,093,419	56,116,897	21,145,134		2.1
Total	8,831,715		196,226,436	170,249,046	34,809,105		3.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended February 29, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s mergers with Dreyfus Equity Growth Fund, Dreyfus Research Core Fund and Dreyfus Alpha Growth Fund, the fund has an unused capital loss carryover of $344,812,257 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 29, 2012. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, $120,937,558 of these acquired capital losses expires in fiscal

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

year 2016, $220,162,690 expires in fiscal year 2017, and $543,156 expires in fiscal year 2018. The fund has $3,168,853 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended February 29, 2012 was as follows: ordinary income $910,274.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2012 was approximately $25,000 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the Class Z shares’ average daily net assets, the Manager will bear such excess expense. In addition the Manager has contractually agreed until July 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .88% of the value of the funds average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $402,849 during the period ended August 31, 2012.

During the period ended August 31, 2012, the Distributor retained $7,098 from commissions earned on sales of the fund’s Class A shares and $383 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended August 31, 2012, Class C shares were charged $332,778, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets. Class Z shares pay the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2012, Class A, Class C and Class Z shares were charged $629,634, $110,926 and $296,131, respectively, pursuant to the Shareholder Services Plan.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $297,810 for transfer agency services and $7,102 for cash management services. Cash management fees were partially offset by earnings credits of $837. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2012, the fund was charged $44,138 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $21,001 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $939.

During the period ended August 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $616,052, Distribution Plan fees $53,779, Shareholder Services Plan fees $123,800, custodian fees $22,942, Chief Compliance Officer fees $4,243 and transfer agency per account fees $115,950, which are offset against an expense reimbursement currently in effect in the amount of $54,242.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2012 amounted to $303,657,023 and $331,116,632, respectively.

At August 31, 2012, accumulated net unrealized appreciation on investments was $183,707,058, consisting of $191,396,056 gross unrealized appreciation and $7,688,998 gross unrealized depreciation.

At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	31

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on August 3, 2012. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	69,877,046		3,551,191
Robin A. Melvin†	70,058,073		3,370,164
Philip L. Toia†	69,768,296		3,659,941

† Each new Board Member’s term commenced on September 1, 2012.
In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

INFORMATION ABOUT THE RENEWAL OF THE

FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians (generally ranking in the first quartile) for the various periods, except for the one-year period when the fund’s performance was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until July 1, 2013, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .88% of the value of the funds average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio managers for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)